Cash Distributions and Earnings/ (Losses) Per Unit (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Unit [Abstract]
Schedule of incentive distributions made to General Partners or Unitholders by distribution

	Total Quarterly Distribution Total Amount		Marginal Percentage Interest in Distributions
			Common and subordinated Unitholders	General Partner	Holders of IDRs
Minimum Quarterly Distribution		$0.4125	98.0%	2.0%	0%
First Target Distribution	up to $	0.4744	98.0%	2.0%	0%
Second Target Distribution	above $ up to $	0.4744 0.5156	85.0%	2.0%	13.0%
Third Target Distribution	above $ up to $	0.5156 0.6188	75.0%	2.0%	23.0%
Thereafter	above $	0.6188	50.0%	2.0%	48.0%

Schedule of earnings per unit, basic and diluted

	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2014
Net income attributable to Navios Maritime Midstream Partners L.P. subsequent to initial public offering and limited partners' interest in net income:	$24,890	$27,072	$2,551
Earnings attributable to:
Common unit holders	$11,306	$12,465	$1,250
Subordinated unit holders Series A	$1,906	$1,598	$—
Subordinated unit holders	$11,186	$12,465	$1,250
General Partner	$492	$544	$51
Weighted average units outstanding (basic and diluted)
Common units	9,457,455	9,342,692	9,342,692
Subordinated units Series A	1,592,920	859,740	—
Subordinated units	9,342,692	9,342,692	9,342,692
General Partner	415,286	398,880	381,334
Earnings per unit (basic and diluted):
Common unit holders	$1.19	$1.33	$0.13
Subordinated unit holders Series A	$1.20	$1.86	$—
Subordinated unit holders	$1.19	$1.33	$0.13
General Partner	$1.19	$1.36	$0.13
Earnings per unit-distributed (basic and diluted):
Common unit holders	$1.69	$1.67	$0.20
Subordinated unit holders Series A	$1.69	$2.33	$—
Subordinated unit holders	$1.69	$1.67	$0.20
General Partner	$1.69	$1.70	$0.20
(Losses) per unit-undistributed (basic and diluted):
Common unit holders	$(0.50)	$(0.34)	$(0.07)
Subordinated unit holders Series A	$(0.49)	$(0.47)	$—
Subordinated unit holders	$(0.50)	$(0.34)	$(0.07)
General Partner	$(0.50)	$(0.34)	$(0.07)